REVENUE AND OTHER OPERATING INCOME	12 Months Ended
Dec. 31, 2024
Revenue [abstract]
REVENUE AND OTHER OPERATING INCOME

4.	REVENUE AND OTHER OPERATING INCOME

The lease and non-lease components of our revenues in the year ended December 31, 2024 were as follows:

(in thousands of $)	Lease	Non-lease	Total
Voyage charter revenues	1,029,163	925,872	1,955,035
Time charter revenues	64,359	20,714	85,073
Administrative income	—	10,277	10,277
Total revenues	1,093,522	956,863	2,050,385
The lease and non-lease components of our revenues in the year ended December 31, 2023 were as follows:

(in thousands of $)	Lease	Non-lease	Total
Voyage charter revenues	982,818	740,399	1,723,217
Time charter revenues	49,870	13,901	63,771
Administrative income	—	15,196	15,196
Total revenues	1,032,688	769,496	1,802,184

The lease and non-lease components of our revenues in the year ended December 31, 2022 were as follows:

(in thousands of $)	Lease	Non-lease	Total
Voyage charter revenues	601,057	744,907	1,345,964
Time charter revenues	45,515	26,276	71,791
Administrative income	—	12,453	12,453
Total revenues	646,572	783,636	1,430,208

Certain voyage expenses are capitalized between the previous discharge port, or contract date if later, and the next load port and amortized between load port and discharge port. $7.9 million of contract costs were capitalized in the year ended December 31, 2024 (2023: $6.2 million) as Other current assets, of which $3.3 million was amortized up to December 31, 2024 (2023: $2.7 million), leaving a remaining balance of $4.6 million as of December 31, 2024 (2023: $3.5 million). $3.5 million of contract assets were amortized in the year ended December 31, 2024 in relation to voyages in progress as of December 31, 2023. No impairment losses were recognized in the years ended December 31, 2024, 2023 and 2022.

Administrative income primarily comprises the income earned from the technical and commercial management of vessels and newbuilding supervision fees from related parties, affiliated companies and third parties.

Assets from contracts with customers (excluding amounts in relation to lease components) as of December 31, 2024 and 2023 are presented within the statements of financial position as follows:

(in thousands of $)	2024	2023
Voyages in progress	46,772	46,994
Trade accounts receivable	54,892	48,136
Related party receivables	6,522	14,591
Other current assets	4,572	3,503
Total	112,758	113,224

Other operating income in the years ended December 31, 2024, 2023 and 2022 was as follows:

(in thousands of $)	2024	2023	2022
Gain on settlement of claims	—	397	3,998
Other gains	42	41	18
Gain on sale of vessels	112,079	21,959	4,596
Loss on termination of leased vessels	—	—	(431)
Gain (loss) on pool arrangements	—	1,683	(141)
Total	112,121	24,080	8,040

In the year ended December 31, 2023, the Company recorded an arbitration award of $0.4 million (2022: $2.5 million) in relation to the failed sale of a vessel. In the year ended December 31, 2022, the Company also recorded a $1.5 million gain on the settlement of insurance claims for a vessel.

In January 2024, the Company announced that it had entered into an agreement to sell its five oldest VLCCs, built in 2009 and 2010, for an aggregate net sale price of $290.0 million. Three of the vessels were delivered to the new owner during the first quarter of 2024, and the two remaining vessels were delivered in the second quarter of 2024. After repayment of existing debt on the five vessels, the transaction generated net cash proceeds of $208.0 million. The Company recorded a gain of $68.6 million in the year ended December 31, 2024.

In January 2024, the Company entered into an agreement to sell one of its oldest Suezmax tankers, built in 2010, for a net sale price of $45.0 million. The vessel was delivered to the new owner during the second quarter of 2024. After repayment of existing debt on the vessel, the transaction generated net cash proceeds of $32.0 million, and the Company recorded a gain of $11.8 million in the year ended December 31, 2024.

In March 2024, the Company entered into an agreement to sell another one of its oldest Suezmax tankers, built in 2010, for a net sale price of $46.9 million. The vessel was delivered to the new owner during the second quarter of 2024. After repayment of existing debt on the vessel, the transaction generated net cash proceeds of $34.0 million, and the Company recorded a gain of $13.8 million in the year ended December 31, 2024.

In June 2024, the Company entered into an agreement to sell its oldest Suezmax tanker, built in 2010, for a net sale price of $48.5 million. The vessel was delivered to the new owner in October 2024. After repayment of existing debt on the vessel, the transaction generated net cash proceeds of $36.5 million, and the Company recorded a gain of $17.9 million in the year ended December 31, 2024.

In January 2023, the Company sold a 2009-built VLCC and a 2009-built Suezmax tanker for gross proceeds of $61.0 million and $39.5 million, respectively. The vessels were delivered to new owners in January and February 2023, respectively. After repayment of existing debt on the vessels, the transactions generated net cash proceeds of $63.6 million, and the Company recorded a gain on sale of $9.9 million and $2.8 million, respectively, in the year ended December 31, 2023.

In May 2023, the Company sold a 2010-built Suezmax tanker for gross proceeds of $44.5 million. The vessel was delivered to the new owner in June 2023. After repayment of existing debt on the vessel, the transaction generated net cash proceeds of $28.2 million, and the Company recorded a gain on sale of $9.3 million in the year ended December 31, 2023.

In November 2021, the Company announced that it had entered into an agreement to sell four of its scrubber-fitted LR2 tankers for an aggregate sales price of $160.0 million to SFL Tanker Holding Ltd., a company related to Hemen, its largest shareholder. Two vessels were delivered to the new owners in December 2021 and the remaining two vessels were delivered to the new owners in January 2022. After repayment of debt on the vessels, the transaction generated net cash proceeds of $35.1 million and the Company recorded a gain of $4.6 million in the year ended December 31, 2022 for the two vessels delivered in the period.

In April 2022, the Company announced that its subsidiary Frontline Shipping Limited had agreed with SFL, an affiliated company, to terminate the long-term charters for the two VLCCs, upon the sale and delivery of the vessels by SFL to an unrelated third party. The Company recognized a non-cash reduction in lease obligations of $46.6 million in the year ended December 31, 2022 in respect of these vessels. The Company agreed to a total compensation payment to SFL of $4.5 million for the termination of the current charters. The charters terminated and the vessels were delivered to the new owners in April 2022. The Company recorded a loss on termination of $0.4 million in the year ended December 31, 2022.

In the year ended December 31, 2023, the Company recorded income of $1.7 million (2022: loss of $0.1 million) related to the pooling arrangement with SFL between two of its Suezmax tankers and two SFL vessels. As of December 31, 2023, vessels have been sold and delivered to their respective new owners resulting in the termination of the pooling arrangement.